Related Party and Transaction and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Mr. Jianfei Zhang [Member]
Advance to a related party
Advance to a related party	[1]	$ 50,000
Due to related parties
Due to related parties	[2]		985,043
Jinxu (Hainan) Investment Partnership (Limited Partnership) [Member]
Due to related parties
Due to related parties	[2]		$ 6,984

[1]	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion.
[2]	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.